PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	¥ 153,420	¥ 175,868	¥ 190,935
Net cash (used in)/generated from investing activities	(120,463)	(66,422)	(145,323)
Net cash (used in)/generated from financing activities	(84,713)	(111,260)	(56,509)
Net decrease in cash and cash equivalents	(51,756)	(1,814)	(10,897)
Balance at beginning of period	111,922	113,218	124,468
Effect of foreign currency exchange rate changes	147	518	(353)
Balance at end of period	60,313	111,922	113,218
Marketing Company
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	40,260	24,825	51,038
Net cash (used in)/generated from investing activities	(25,923)	8,339	(35,738)
Net cash (used in)/generated from financing activities	(21,535)	(32,084)	(16,499)
Net decrease in cash and cash equivalents	(7,198)	1,080	(1,199)
Balance at beginning of period	14,142	12,921	14,373
Effect of foreign currency exchange rate changes	(43)	141	(253)
Balance at end of period	6,901	14,142	12,921
SIPL
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	2,128	3,467	2,758
Net cash (used in)/generated from investing activities	678	4,096	(2,211)
Net cash (used in)/generated from financing activities	(116)	(5,419)	243
Net decrease in cash and cash equivalents	2,690	2,144	790
Balance at beginning of period	5,993	3,605	3,045
Effect of foreign currency exchange rate changes	150	244	(230)
Balance at end of period	8,833	5,993	3,605
Shanghai Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	5,057	6,659	7,061
Net cash (used in)/generated from investing activities	(4,623)	(1,928)	(2,401)
Net cash (used in)/generated from financing activities	(1,737)	(3,507)	(2,590)
Net decrease in cash and cash equivalents	(1,303)	1,224	2,070
Balance at beginning of period	8,742	7,504	5,441
Effect of foreign currency exchange rate changes	11	14	(7)
Balance at end of period	7,450	8,742	7,504
Fujian Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	622	38	(558)
Net cash (used in)/generated from investing activities	(472)	(215)	225
Net cash (used in)/generated from financing activities	(163)	43	(158)
Net decrease in cash and cash equivalents	(13)	(134)	(491)
Balance at beginning of period	92	226	717
Balance at end of period	79	92	226
Sinopec Kantons
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	716	738	968
Net cash (used in)/generated from investing activities	397	648	193
Net cash (used in)/generated from financing activities	(1,208)	(1,551)	(1,093)
Net decrease in cash and cash equivalents	(95)	(165)	68
Balance at beginning of period	198	343	289
Effect of foreign currency exchange rate changes	14	20	(14)
Balance at end of period	117	198	343
Shanghai SECCO
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	4,601	3,766	1,639
Net cash (used in)/generated from investing activities	(91)	(480)	5,567
Net cash (used in)/generated from financing activities	(2,050)	(3,676)
Net decrease in cash and cash equivalents	2,460	(390)	7,206
Balance at beginning of period	6,817	7,205
Effect of foreign currency exchange rate changes	1	2	(1)
Balance at end of period	9,278	6,817	7,205
Zhonghan Wuhan ("Sinopec-SK ")
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	5,532	3,308	2,976
Net cash (used in)/generated from investing activities	(4,987)	(3,099)	(2,415)
Net cash (used in)/generated from financing activities	250	525	(631)
Net decrease in cash and cash equivalents	795	734	(70)
Balance at beginning of period	798	64	134
Balance at end of period	¥ 1,593	¥ 798	¥ 64